FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9—FAIR VALUE MEASUREMENTS

        The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis:

	December 31, 2011
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$321,314	$—	$—	$321,314
Commercial paper	—	237,942	—	237,942
Time deposits	—	4,750	—	4,750
Marketable securities:
Corporate debt securities	—	48,705	—	48,705
States of the U.S. and state political subdivisions	—	112,323	—	112,323
Equity security	4,667	—	—	4,667
Long-term investments:
Auction rate security	—	—	5,870	5,870
Marketable equity securities	74,691	—	—	74,691

Total	$400,672	$403,720	$5,870	$810,262

Liabilities:
Contingent consideration arrangement	$—	$—	$(10,000)	$(10,000)

	December 31, 2010
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$275,108	$—	$—	$275,108
Commercial paper	—	309,183	—	309,183
Time deposits	—	26,050	—	26,050
Marketable securities:
Corporate debt securities	—	238,163	—	238,163
States of the U.S. and state political subdivisions	—	110,621	—	110,621
U.S. Treasury securities	199,899	—	—	199,899
Equity security	15,314	—	—	15,314
Long-term investments:
Auction rate securities	—	—	13,100	13,100

Total	$490,321	$684,017	$13,100	$1,187,438

        The following table presents the changes in the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2011		December 31, 2010
	Auction Rate Securities	Contingent Consideration Arrangement	Auction Rate Securities
	(In thousands)
Balance at January 1	$13,100	$—	$12,635
Total net (losses) gains (realized and unrealized):
Included in other comprehensive income	(2,230)	—	465
Fair value at date of acquisition	—	(40,000)	—
Settlements	(5,000)	30,000	—

Balance at December 31	$5,870	$(10,000)	$13,100

        There are no gains or losses included in earnings for the years ended December 31, 2011 and 2010, relating to the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs. For the year ended December 31, 2009, a loss of $57.2 million was included in earnings related to the CVR, which was accounted for as a derivative asset and maintained at fair value relying on significant unobservable inputs. This loss is unrealized and included in "Other income (expense), net" in the accompanying consolidated statement of operations.

Auction rate securities

        The Company's auction rate securities are valued by discounting the estimated future cash flow streams of the securities over the lives of the securities. Credit spreads and other risk factors are also considered in establishing fair value. During the first quarter of 2011, one of the auction rate securities was redeemed at its par value of $5.0 million. The cost basis of the auction rate securities is $10.0 million and $15.0 million at December 31, 2011 and December 31, 2010, respectively, with gross unrealized losses of $4.1 million and $1.9 million at December 31, 2011 and December 31, 2010, respectively. The unrealized losses are included in "Accumulated other comprehensive (loss) income" in the accompanying consolidated balance sheet. At December 31, 2011, the remaining auction rate security is rated A/WR and matures in 2035. The Company does not consider the auction rate security to be other-than-temporarily impaired at December 31, 2011, due to its high credit rating and because the Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell this security before the recovery of its amortized cost basis, which may be maturity.

Contingent consideration arrangement

        See Note 5 for information regarding the contingent consideration arrangement related to the OkCupid acquisition.